Business Segments	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Business Segments
BUSINESS SEGMENTS
The Company reorganized its operations in the first quarter of 2018 into the following six reportable segments for the purpose of making operating decisions and assessing performance: Kaplan Higher Education, Kaplan Professional (U.S.), Kaplan Test Preparation, Kaplan International, Television Broadcasting and Healthcare.
As a result of the Kaplan University transaction, Kaplan reorganized its higher education operations into the following two operating segments: Higher Education and Professional (U.S.). The higher education segment comprises the historical KU for-profit postsecondary education business and the future non-academic operations support services provided to the new university, Purdue University Global. The Professional (U.S.) segment comprises the KU School of Professional and Continuing Education, which provides professional training and exam preparation for professional certifications and licensures.
The business segments disclosed in the Consolidated Financial Statements are based on this new organizational structure and information reviewed by the Company's management to evaluate the business segment results. Segment operating results for 2017, 2016 and 2015 have been revised to reflect this organizational change.
Basis of Presentation.  The Company’s organizational structure is based on a number of factors that management uses to evaluate, view and run its business operations, which include, but are not limited to, customers, the nature of products and services and use of resources. The business segments disclosed in the Consolidated Financial Statements are based on this organizational structure and information reviewed by the Company’s management to evaluate the business segment results. The Company has six reportable segments: Kaplan International, KHE, KTP, Professional (U.S.), and television broadcasting and healthcare.
The Company evaluates segment performance based on operating income before amortization of intangible assets and impairment of goodwill and other long-lived assets. The accounting policies at the segments are the same as described in Note 2. In computing income from operations by segment, the effects of equity in earnings (losses) of affiliates, interest income, interest expense, non-operating pension and postretirement benefit income, other non-operating income and expense items and income taxes are not included. Intersegment sales are not material.
Identifiable assets by segment are those assets used in the Company’s operations in each business segment. The Prepaid Pension cost is not included in identifiable assets by segment. Investments in marketable equity securities are discussed in Note 5.
Education.  Education products and services are provided by Kaplan, Inc. Kaplan International includes professional training and postsecondary education businesses largely outside the United States, as well as English-language programs. KHE includes Kaplan’s domestic postsecondary education businesses, made up of fixed-facility colleges and online postsecondary and career programs. KTP includes Kaplan’s standardized test preparation and new economy skills training programs. Professional (U.S.) includes the domestic professional training and other continuing education businesses.
In the third quarter of 2014, Kaplan completed the sale of three of its schools in China that were previously included as part of Kaplan International. An additional school in China was sold in January 2015. The education division’s operating results exclude the sale of this business as it is included in discontinued operations, net of tax, for 2015.
In recent years, Kaplan has formulated and implemented restructuring plans at its various businesses that have resulted in significant costs in the past three years, with the objective of establishing lower cost levels in future periods. Across all Kaplan businesses, restructuring costs of $9.1 million, $11.9 million and $40.6 million were recorded in 2017, 2016 and 2015, respectively, as follows:

	Year Ended December 31
(in thousands)	2017	2016	2015
Accelerated depreciation	$339	$1,815	$17,956
Lease obligation losses	—	2,694	8,240
Severance	6,099	5,902	14,234
Other	2,627	1,441	209
	$9,065	$11,852	$40,639

Kaplan International incurred restructuring costs of $2.9 million, $4.7 million and $1.3 million in 2017, 2016 and 2015, respectively. These restructuring costs were largely in the U.K. and Australia and included severance charges, lease obligations, and accelerated depreciation.
KHE incurred restructuring costs of $1.4 million, $7.1 million and $12.4 million in 2017, 2016 and 2015, respectively, primarily from severance and Special Incentive Program expense, lease obligation losses and accelerated depreciation.
On February 12, 2015, Kaplan entered into a Purchase and Sale Agreement to sell substantially all of the assets of its KHE Campuses business, consisting of 38 nationally accredited ground campuses, and certain related assets, in exchange for a preferred equity interest in a vocational school company. The transaction closed on September 3, 2015. In addition, Kaplan recorded a $6.9 million other long-lived asset impairment charge in connection with its KHE Campuses business in the second quarter of 2015.
KTP incurred restructuring costs of $4.3 million in 2017 primarily from severance.
Kaplan Corporate incurred restructuring costs of $25.7 million in 2015 related to accelerated depreciation, severance and Special Incentive Program expense and lease obligations losses.
Total accrued restructuring costs at Kaplan were $8.5 million and $11.8 million at the end of 2017 and 2016, respectively.
Television Broadcasting.  Television broadcasting operations are conducted through seven television stations serving the Detroit, Houston, San Antonio, Orlando, Jacksonville and Roanoke television markets. All stations are network-affiliated (except for WJXT in Jacksonville), with revenues derived primarily from sales of advertising time. In addition, the stations generate revenue from retransmission consent agreements for the right to carry their signals.
Healthcare. Graham Healthcare Group (GHG), made up of Celtic and Residential, provides home health and hospice services.
Other Businesses. Other businesses includes the following:

•
Hoover, a Thomson, GA-based supplier of pressure impregnated kiln-dried lumber and plywood products for fire retardant and preservative applications (acquired in April 2017); Dekko, a Garrett, IN-based manufacturer of electrical workspace solutions, architectural lighting, and electrical components and assemblies (acquired in November 2015); Joyce/Dayton Corp., a Dayton, OH-based manufacturer of screw jacks and other linear motion systems; and Forney, a global supplier of products and systems that control and monitor combustion processes in electric utility and industrial applications; and

•
SocialCode, a marketing and insights company that manages digital advertising for leading brands; The Slate Group and Foreign Policy Group, which publish online and print magazines and websites; and two investment stage businesses, Panoply and Cybervista.

In November 2015, the Company announced that Trove, a digital innovation team that builds products and technologies in the news space, would largely be integrated into SocialCode.
Corporate Office.  Corporate office includes the expenses of the Company’s corporate office and certain continuing obligations related to prior business dispositions.
Geographical Information.  The Company’s non-U.S. revenues in 2017, 2016 and 2015 totaled approximately $637 million, $624 million and $660 million, respectively, primarily from Kaplan’s operations outside the U.S. Additionally, revenues in 2017, 2016 and 2015 totaled approximately $320 million, $312 million, and $319 million, respectively, from Kaplan’s operations in the U.K. The Company’s long-lived assets in non-U.S. countries (excluding goodwill and other intangible assets), totaled approximately $89 million and $67 million at December 31, 2017 and 2016, respectively.
Company information broken down by operating segment and education division:

	Year Ended December 31
(in thousands)	2017	2016	2015
Operating Revenues
Education	$1,516,776	$1,598,461	$1,927,521
Television broadcasting	409,916	409,718	359,192
Healthcare	154,202	146,962	135,550
Other businesses	511,003	326,888	163,967
Corporate office	—	—	—
Intersegment elimination	(51)	(139)	(116)
	$2,591,846	$2,481,890	$2,586,114
Income (Loss) from Operations
Education	$77,687	$95,321	$(218,014)
Television broadcasting	139,258	202,863	167,215
Healthcare	(2,569)	2,799	6,233
Other businesses	(19,263)	(24,901)	(19,900)
Corporate office	(58,710)	(53,213)	(93,674)
	$136,403	$222,869	$(158,140)
Equity in Losses of Affiliates, Net	(3,249)	(7,937)	(697)
Interest Expense, Net	(27,305)	(32,297)	(30,745)
Non-Operating Pension and Postretirement Benefit Income, Net	72,699	80,665	77,315
Other Income (Expense), Net	4,241	(12,642)	(8,623)
Income (Loss) from Continuing Operations before Income Taxes	$182,789	$250,658	$(120,890)
Depreciation of Property, Plant and Equipment
Education	$32,906	$41,187	$61,177
Television broadcasting	12,179	9,942	9,551
Healthcare	4,583	2,805	2,836
Other businesses	11,723	9,570	3,332
Corporate office	1,118	1,116	1,010
	$62,509	$64,620	$77,906
Amortization of Intangible Assets and Impairment of Goodwill and
Other Long-Lived Assets
Education	$5,162	$7,516	$262,353
Television broadcasting	6,349	251	252
Healthcare	7,905	6,701	6,875
Other businesses	31,385	13,806	9,237
Corporate office	—	—	—
	$50,801	$28,274	$278,717
Pension Expense - Service Cost
Education	$9,720	$11,803	$15,070
Television broadcasting	1,942	1,714	1,620
Healthcare	665	—	—
Other businesses	1,125	1,118	964
Corporate office	5,235	5,826	6,750
	$18,687	$20,461	$24,404
Capital Expenditures
Education	$27,520	$26,497	$42,220
Television broadcasting	16,802	27,453	9,998
Healthcare	2,987	2,954	3,226
Other businesses	9,771	13,093	6,278
Corporate office	—	715	311
	$57,080	$70,712	$62,033
Asset information for the Company’s business segments is as follows:

	As of December 31
(in thousands)	2017	2016
Identifiable Assets
Education	$1,592,097	$1,479,267
Television broadcasting	455,884	336,631
Healthcare	129,856	152,908
Other businesses	855,399	644,027
Corporate office	182,905	455,209
	$3,216,141	$3,068,042
Investments in Marketable Equity Securities	536,315	424,229
Investments in Affiliates	128,590	58,806
Prepaid Pension Cost	1,056,777	881,593
Total Assets	$4,937,823	$4,432,670
The Company’s education division comprises the following operating segments:

	Year Ended December 31
(in thousands)	2017	2016	2015
Operating Revenues
Kaplan international	$697,999	$696,362	$770,273
Higher education	431,425	501,784	757,135
Test preparation	273,298	286,556	301,607
Professional (U.S.)	115,839	115,263	92,490
Kaplan corporate and other	294	214	6,502
Intersegment elimination	(2,079)	(1,718)	(486)
	$1,516,776	$1,598,461	$1,927,521
Income (Loss) from Operations
Kaplan international	$51,623	$48,398	$53,661
Higher education	16,719	39,196	29,896
Test preparation	11,507	9,599	16,798
Professional (U.S.)	27,558	27,436	25,676
Kaplan corporate and other	(29,863)	(29,279)	(344,141)
Intersegment elimination	143	(29)	96
	$77,687	$95,321	$(218,014)
Depreciation of Property, Plant and Equipment
Kaplan international	$14,892	$17,523	$17,811
Higher education	9,117	13,816	15,324
Test preparation	5,286	6,287	9,045
Professional (U.S.)	3,041	3,006	2,613
Kaplan corporate and other	570	555	16,384
	$32,906	$41,187	$61,177
Amortization of Intangible Assets	$5,162	$7,516	$5,523
Impairment of Goodwill and Other Long-Lived Assets	$—	$—	$256,830
Pension Expense - Service Cost
Kaplan international	$264	$268	$424
Higher education	5,269	6,544	9,975
Test preparation	2,755	3,072	3,101
Professional (U.S.)	913	1,076	874
Kaplan corporate and other	519	843	696
	$9,720	$11,803	$15,070
Capital Expenditures
Kaplan international	$21,667	$16,252	$22,673
Higher education	2,158	3,140	8,131
Test preparation	1,038	4,672	8,720
Professional (U.S.)	2,475	2,224	2,071
Kaplan corporate and other	182	209	625
	$27,520	$26,497	$42,220
In the third quarter of 2015, a favorable $3.0 million out of period revenue adjustment was included at the test preparation segment that related to prior periods from 2011 through the second quarter of 2015. With respect to this error, the Company has concluded that it was not material to the Company’s financial position or results of operations for 2015 and prior years and the related interim periods, based on its consideration of quantitative and qualitative factors.
 Asset information for the Company’s education division is as follows:

	As of December 31
(in thousands)	2017	2016
Identifiable Assets
Kaplan international	$1,115,919	$950,922
Higher education	231,986	278,977
Test preparation	130,938	133,709
Professional (U.S.)	91,630	94,150
Kaplan corporate and other	21,624	21,509
	$1,592,097	$1,479,267